Note 2 - New Accounting Pronouncements	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]
NOTE
2
- NEW ACCOUNTING PRONOUNCEMENTS

In
June 2016,
the Financial Accounting Standards Board (FASB) issued ASU
2016
-
13,
Financial Instruments Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments. The ASU requires an organization to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Financial institutions and other organizations will now use forward-looking information to better inform their credit loss estimates. Many of the loss estimation techniques applied today will still be permitted, although the inputs to those techniques will change to reflect the full amount of expected credit losses. Organizations will continue to use judgment to determine which loss estimation method is appropriate for their circumstances. Additionally, the ASU amends the accounting for credit losses on available-for-sale debt securities and purchased financial assets with credit deterioration. Management has developed four
different models for calculating the allowance for loan losses under the requirements of ASU
2016
-
13
and has been running them parallel to the Bank's existing methodology.  Management has not
yet determined the expected impact the adoption of ASU
2016
-
13
will have on the consolidated financial statements.  For public companies, this update was to be effective for interim and annual periods beginning after
December 15, 2019.
On
July 17, 2019,
the FASB voted to issue a proposal for public comment that would potentially result in a postponement of the required implementation date for ASU
2016
-
13.
  On
October 16, 2019,
the FASB extended the implementation deadline until the fiscal year and interim periods beginning after
December 15, 2022.

In
January 2017,
the FASB issued ASU
2017
-
04,
Intangibles-Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment. The guidance in this update eliminates the Step
2
from the goodwill impairment test. For public companies, this update is effective for interim and annual periods beginning after
December 15, 2019.
The Corporation adopted ASU
2017
-
04
effective
January 1, 2020
but the new guidance did
not
have a material impact on the consolidated financial statements.

In
August 2018,
the FASB issued ASU
2018
-
13,
Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement.  This ASU eliminates, adds, and modifies certain disclosure requirements for estimated fair value measurements.  Among the changes, entities will no
longer be required to disclose the amount of and reasons for transfer between Level
1
and Level
2
of the estimated fair value hierarchy, but will be required to disclose the range and weighted-average used to develop significant unobservable inputs for Level
3
estimated fair value measurements.  ASU
2018
-
13
is effective for all entities for interim and annual reporting periods beginning after
December 15, 2019.
The Corporation adopted ASU
2018
-
13
effective
January 1, 2020.
The revised disclosure requirements did
not
have a significant impact on the consolidated financial statements.

In
April, 2019,
the FASB issued ASU
2019
-
04,
Codification Improvements to Topic
326,
Financial Instruments - Credit Losses, Topic
815,
Derivatives and Hedging, and Topic
825,
Financial Instruments, which affects a variety of topics in the Codification and applies to all reporting entities within the scope of the affected accounting guidance.  This update is not
expected to have a significant impact on the Corporation's consolidated financial statements.

In
December, 2019,
the FASB issued ASU
2019
-
12,
Income Taxes (Topic
740
), which simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic
740.
  The amendments also improve consistent application of and simplify GAAP for the areas of Topic
740
by clarifying and amending existing guidance.  This guidance is effective for fiscal years, and interim periods within those fiscal years beginning after
December 15, 2020.
Early adoption of the amendments is permitted, including adoption in any interim period for which financial statements have not
yet been issued.  Depending on the amendment, adoption
may
be applied on the retrospective, modified retrospective, or prospective basis.  The Corporation is currently reviewing the provisions of this new pronouncement, but does not
expect adoption of this guidance to have a material impact on its consolidated financial statements.

In
January, 2020,
the FASB issued ASU
2020
-
01,
Investments - Equity Securities (Topic
321
), Investments - Equity Method and Joint Ventures (Topic
323
), and Derivatives and Hedging (Topic
815
), Clarifying the Interactions between Topic
321,
Topic
323,
and Topic
815.
  The amendments clarify that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with Topic
321
 immediately before applying or upon discontinuing the equity method.  The amendments clarify that for the purpose of applying paragraph
815
-
10
-
15
-
141
(a) an entity should
not
consider whether, upon the settlement of the forward contract or exercise of the purchased option, individually or with existing investments, the underlying securities would be accounted for under the equity method in Topic
323
or the fair value option in accordance with the financial instruments guidance in Topic
825.
An entity also would evaluate the remaining characteristics in paragraph
815
-
10
-
15
-
141
to determine the accounting for those forward contracts and purchased options.  The amendments in this Update are effective for fiscal years beginning after
December 15, 2020,
and interim periods within those fiscal years.  Early adoption is permitted, including early adoption in an interim period for which financial statements have not
yet been issued.  This update is
not
expected to have a significant impact on the Corporation's consolidated financial statements.

In
March 2020,
the FASB issued ASU
2020
-
03,
Codification Improvements to Financial Instruments.  This update affects a wide variety of topics in the Codification and applies to all reporting entities within the scope of the affected accounting guidance.  This update is not
expected to have a significant impact on the Corporation's consolidated financial statements.

In
March 2020,
the FASB issued ASU
2020
-
04,
Reference Rate Reform (Topic
848
), which provides optional guidance for a limited period of time to ease the potential burden in accounting for reference rate reform on financial reporting.  The amendments in this Update provide optional expedients and exceptions for applying generally accepted accounting principles (GAAP) to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform.  The amendments are effective for all entities as of
March 12, 2020
through
December 31, 2022.
The Corporation is currently reviewing the amendments in this Update, but does not
expect this guidance to have a material impact on its consolidated financial statements.